WARRANT LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance At Beginning Of The Year	$ 680,000
Balance At End Of The Year	1,123,000	$ 680,000
Warrants [Member]
Statement [Line Items]
Balance At Beginning Of The Year	741,000	2,295,000
Warrants Issued	2,240	0
Fair Value Adjustment	(233,000)	(1,581,000)
Effect Of Movement In Exchange Rates	25,000	27,000
Balance At End Of The Year	$ 2,773,000	$ 741,000